UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc. (formerly Scudder Value Series, Inc.)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Dreman Mid Cap Value Fund

(formerly Scudder-Dreman Mid Cap Value Fund)

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 7.6%
Hotels Restaurants & Leisure 0.9%
GTECH Holdings Corp.	4,700	156,886
Household Durables 0.7%
Mohawk Industries, Inc.*	1,300	112,463
Specialty Retail 5.8%
AutoZone, Inc.*	1,150	111,182
Mettler-Toledo International, Inc.*	3,100	187,736
The Sherwin-Williams Co.	8,100	368,955
TJX Companies, Inc.	11,650	285,309

		953,182
Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co.*	800	40,288
Consumer Staples 6.6%
Food Products 2.3%
Archer-Daniels-Midland Co.	8,600	272,792
Del Monte Foods Co.	9,000	97,920

		370,712
Tobacco 4.3%
Loews Corp - Carolina Group	4,500	213,705
Reynolds American, Inc.	2,500	265,375
Universal Corp.	1,800	73,206
UST, Inc.	4,200	163,296

		715,582
Energy 14.5%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.	700	96,817
Anadarko Petroleum Corp.	1,000	99,160
Apache Corp.	1,100	73,612
Chesapeake Energy Corp.	11,800	350,342
ConocoPhillips	6,800	414,528
Frontier Oil Corp.	5,600	259,000
Murphy Oil Corp.	2,200	103,114
Noble Energy, Inc.	1,700	71,468
Occidental Petroleum Corp.	2,350	215,119
Pogo Producing Co.	2,550	127,143
Sunoco, Inc.	2,000	148,200
Tesoro Corp.	2,400	144,984
Valero Energy Corp.	5,500	295,845

		2,399,332
Financials 23.9%
Banks 7.0%
Bank of America Corp.	7,700	353,045

Commercial Capital Bancorp., Inc.	8,300	118,939
First Horizon National Corp.	1,600	62,576
Hancock Holding Co.	1,350	60,277
Marshall & Ilsley Corp.	4,000	176,000
R & G Financial Corp. "B"	9,300	109,647
Sovereign Bancorp, Inc.	1,600	33,328
Wachovia Corp.	4,600	257,922

		1,171,734
Capital Markets 4.0%
Bear Stearns Companies, Inc.	1,950	262,158
Eaton Vance Corp.	7,000	197,260
T. Rowe Price Group, Inc.	2,600	199,628

		659,046
Diversified Financial Services 4.0%
CIT Group, Inc.	7,200	387,144
Nuveen Investments, Inc. "A"	4,500	216,765
The PMI Group, Inc.	1,300	56,290

		660,199
Insurance 4.0%
Ambac Financial Group, Inc.	1,100	82,665
American International Group, Inc.	1,600	106,176
Arch Capital Group Ltd.*	850	48,076
Cincinnati Financial Corp.	5,600	248,416
Ohio Casualty Corp.	4,200	128,562
Willis Group Holdings Ltd.	1,600	55,104

		668,999
Real Estate 4.9%
KKR Financial Corp. (REIT)	10,500	240,135
NovaStar Financial, Inc. (REIT)	7,300	223,745
Ventas, Inc. (REIT)	11,100	344,100

		807,980
Health Care 18.6%
Health Care Equipment & Supplies 7.9%
Beckman Coulter, Inc.	4,200	226,590
Biomet, Inc.	4,500	163,800
Fisher Scientific International, Inc.*	5,500	374,880
Kinetic Concepts, Inc.*	6,800	252,280
The Cooper Companies, Inc.	1,100	57,717
Thermo Electron Corp.*	6,900	238,878

		1,314,145
Health Care Providers & Services 10.7%
Cardinal Health, Inc.	5,300	384,780
Caremark Rx, Inc.*	7,800	388,050
Medco Health Solutions, Inc.*	6,700	373,324
Quest Diagnostics, Inc.	7,400	391,238
Triad Hospitals, Inc.*	5,400	232,524

		1,769,916
Industrials 13.9%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.*	1,900	145,198
L-3 Communications Holdings, Inc.	1,800	149,598

		294,796

Commercial Services & Supplies 1.9%
R.R. Donnelley & Sons Co.	6,200	208,692
West Corp.*	2,200	95,766

		304,458
Construction & Engineering 0.5%
Chicago Bridge & Iron Co., NV (NY Shares)	3,600	88,092
Electrical Equipment 3.5%
AMETEK, Inc.	3,900	167,076
Cooper Industries Ltd. "A"	2,200	184,140
General Cable Corp.*	8,200	221,400

		572,616
Machinery 4.5%
Eaton Corp.	2,700	188,109
Ingersoll-Rand Co., Ltd. "A"	2,400	98,472
ITT Industries, Inc.	2,500	131,250
PACCAR, Inc.	1,900	132,753
Parker Hannifin Corp.	1,000	78,170
Timken Co.	4,150	119,022

		747,776
Road & Rail 1.7%
CSX Corp.	1,600	88,608
Laidlaw International, Inc.	7,200	198,720

		287,328
Information Technology 4.4%
Computers & Peripherals 1.1%
Diebold, Inc.	4,400	176,000
IT Consulting & Services 2.2%
Convergys Corp.*	7,500	130,275
DST Systems, Inc.*	4,300	241,789

		372,064
Software 1.1%
Symantec Corp.*	10,700	180,723
Materials 4.2%
Chemicals 1.7%
Ashland, Inc.	850	55,540
Scotts Miracle-Gro Co. "A"	2,350	112,541
Sigma-Aldrich Corp.	1,700	109,497

		277,578
Metals & Mining 2.5%
Companhia Vale do Rio Doce (ADR)	3,800	176,434
Inco Ltd.	3,900	188,448
RTI International Metals, Inc.*	1,300	54,665

		419,547
Utilities 3.4%
Electric Utilities 0.8%
PPL Corp.	2,300	73,140
Progress Energy, Inc.	1,200	53,256

		126,396
Gas Utilities 1.0%
Southern Union Co.*	6,900	169,878

Independent Power Producers & Energy Traders 1.2%
Mirant Corp.*	7,950	195,570
Multi-Utilities 0.4%
PG&E Corp.	2,000	76,100

Total Common Stocks (Cost $15,456,845)		16,089,386
Cash Equivalents 2.8%
Cash Management QP Trust, 4.51% (a) (Cost $475,485)	475,485	475,485
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 15,932,330)	99.9	16,564,871
Other Assets and Liabilities, Net	0.1	9,908

Net Assets	100.0	16,574,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR:		American Depository Receipt
REIT:		Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006